Segmented information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

A summary of sales to major customers that exceeded 10% of total sales and the approximate amount due from these customers during each of the years in the three-year period ended December 31, 2012 are as follows:

	Sales			Accounts Receivable
	2012	2011	2010	2012	2011
Customer 1	48%	39%	–	–	–
Customer 2	15%	12%	–	85,650	15,884
Customer 3	15%	–	–	–	–
Customer 4	–	31%	–	30,000	254,125
Customer 5	–	–	76%	–	–
Customer 6	–	–	21%	–	–

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

Revenues attributable to geographic location based on the location of the customer during each of the years in the three-year period ended December 31, 2012 are as follows:

Sales:	2012	2011	2010
United States	$683,316	$685,351	$4,826,334
Canada	732,125	504,831	1,000
Asia	99,198	101,532	104,000
Other	–	–	500
	$1,514,639	$1,291,714	$4,931,834

Revenue from External Customers by Products and Services [Table Text Block]

During each of the years in the three-year period ended December 31, 2012 revenue is attributable as follows:

Sales:	2012	2011	2010
Consulting services	$706,784	$437,904	$170,850
Licensing	807,855	853,810	4,760,984
	$1,514,639	$1,291,714	$4,931,834